Trade and Other Receivables - Summary of Movement on Deferred Costs (Detail) £ in Millions	12 Months Ended
Mar. 31, 2019 GBP (£)
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	£ 669
Additions	569
Amortisation	(569)
Impairment	(10)
Other	30
Ending balance	689
Deferred Connection Costs [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	7
Additions	15
Amortisation	(14)
Other	23
Ending balance	31
Deferred Contract Acquisition Costs Commissions [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	85
Additions	76
Amortisation	(76)
Impairment	(5)
Other	6
Ending balance	86
Deferred Contract Acquisition Costs Dealer Incentives [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	416
Additions	446
Amortisation	(426)
Impairment	(4)
Ending balance	432
Transition And Transformation [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	161
Additions	32
Amortisation	(53)
Impairment	(1)
Other	1
Ending balance	£ 140